SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Group had negative working capital of approximately $145,150 as of March 31, 2018, which was mainly attributable to the current liability balance associated with the convertible loans issued in December 2015, of which $135,510 will become due during fiscal year 2018. Taking into consideration of the expected positive operating cash flows to be generated from operations by the Group, the undrawn available banking facilities and additional capital commitment from certain privatization investors whom have signed the amended and restated interim investors agreement with the Company and will provide such capital injection to the Company upon the completion of privatization proceeding, the Group is expected to obtain sufficient financial resource prior to the due date of the convertible loans. Therefore, management is of the opinion that the Group will be able to satisfy its liabilities as and when they become due, and accordingly, these consolidated financial statements are prepared on a going concern basis.

Basis of consolidation

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of iKang Guobin Healthcare Group Inc., its subsidiaries, its VIEs and its VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, costs and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, the useful lives and impairment of property and equipment, purchase price allocation relating to business acquisitions, the useful lives and impairment of intangible assets, impairment of goodwill, impairment of long-term investments, valuation allowance for deferred tax assets, share-based compensation, interest accrual on long-term borrowings, fair value of long-term available-for-sale investments.

Business Acquisitions

Business Acquisitions

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred. Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and have maturities of three months or less when purchased.

Restricted cash

Restricted cash

Restricted cash mainly consists of the cash deposit denominated in U.S. dollar in overseas accounts used to collateralize the local borrowings in China to meet the Group’s RMB funding needs, which is primarily to purchase property and equipment within China.

The balance of the restricted cash was $392 and nil as of March 31, 2017 and 2018, respectively.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business. A general allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, in addition to specific provisions established based on customers’ repayment patterns and customer credit worthiness.

The Group decides to write off a receivable and the corresponding provision when events indicate that there is a remote chance that an account receivable can be collected, such as liquidation of a customer or termination of business cooperation.

Financial instruments

Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, term deposits, accounts receivable, available-for-sale investments, amount due from/to related parties, accounts payable, short-term borrowings and long-term borrowings.

The carrying values of cash and cash equivalents, restricted cash, term deposits, accounts receivable, accounts payable, amounts due from/to related parties, and short-term borrowings approximate their fair values due to short-term maturities.

Effective interest method

Effective interest method

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Interest expense is recognized on an effective interest basis relating to financing arrangements included in the long-term borrowings.

Fair value measurements

Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group also measures certain assets, including long-term investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Fair value of financial instruments is discussed in Note 18.

Significant risks and uncertainties

Significant risks and uncertainties

The Group operates in an industry with rapid changes in regulations, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in healthcare industry standards, changes in certain strategic relationships or customer relationships, regulatory or other PRC related factors, risks associated with the Group’s ability to keep and increase the customer base, and risks surrounding pending litigations.

Foreign currency risk

Foreign currency risk

The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

Cash and cash equivalents of the Group included aggregate amounts of $57,553 and $56,593 as of March 31, 2017 and 2018, respectively, which were denominated in RMB.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Group places their cash with financial institutions with high-credit ratings and quality.

The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. No customer accounted for 10% or more of total revenues for the years ended March 31, 2016, 2017 and 2018, respectively. No customer accounted for 10% or more of accounts receivable as of March 31, 2017 and 2018, respectively.

Inventories

Inventories

Inventories are medical consumable supplies and are stated at the lower of cost or net realizable value. Inventories are written down for obsolescence to net realizable value based upon estimates of future demand and expiration date of inventories. The Group did not record a write-down of inventories for the years ended March 31, 2016, 2017 and 2018, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer equipment and application software	5 years
Furniture and fixtures	5 years
Medical equipment	10 years
Motor vehicles	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term

Construction in progress represents unfinished leasehold improvement and installment of equipment for new clinics. Construction in progress will be transferred to leasehold improvement or property and equipment when it is finished. Depreciation is recorded starting at the time when assets are ready for the intended use.

Intangible assets, net

Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the purchase method of accounting are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of customer relationship is computed using the estimated attrition pattern of the acquired customers, and amortization of other finite- lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

	Weighted average (years)	Range (years)

Customer relationship	5.7	2.1~10.0
Non-compete agreements	3.0	2.0~3.0
Contract backlog	0.7	0.4~0.9
Operating licenses	3.0	0.3~5.0
Favorable lease contracts	7.1	1.4~9.8

The weighted average estimated average useful life of the intangible assets with determinable lives is 5.5 years.

Intangible assets-indefinite lives

Intangible assets-indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates.

Impairment of long-lived assets and intangible assets with definite life

Impairment of long-lived assets and intangible assets with definite life

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is computed using the straight-line method.

The Group evaluates the recoverability of long-lived assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

Goodwill

Goodwill represents the excess of the fair value of consideration paid over the fair value of identifiable net assets acquired in business combinations. Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment annually or more frequently if events and circumstances indicate that they might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (March 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group did not incur any impairment loss on goodwill for the years ended March 31, 2016, 2017 and 2018, respectively.

Long-term investments

Long-term investments

The Group’s long-term investments consist of cost method investments, equity method investments and available-for-sale investments.

Cost method investments

For equity investments that are not considered to be equity securities that have readily determinable fair values and over which the Group has neither significant influence nor control through investment in common stock or in-substance common stock, the cost method is used.

Under the cost method, the Company carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee’s post-acquisition profits.

Equity method investments

The Group applies the equity method to account for an equity investment in common stock or in-substance common stock over which it has significant influence but does not own a majority equity interest or otherwise control. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investment at cost and subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment.

The Group periodically reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value; the financial condition, operating performance and the prospects of the equity investee; and other Group specific information such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

Available-for-sale investments

Available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

Revenue recognition

Revenue recognition

The Group recognizes revenues when persuasive evidence of an arrangement exists, service has been provided, the sales price is fixed or determinable, and collectability is reasonably assured. The Group offers medical examination and disease screening services and renders such services at the request of its customers. The Group recognizes revenues when the examination reports are issued and passed to the local couriers if hard copy reports are required by its customers, or when the examination reports are uploaded on-line and can be viewed by the customers on-line if hard copy reports are not required. The Group notifies its customers when their examination reports are delivered to the local couriers or ready to be viewed and downloaded on line.

For individual customers, fees are collected before the performance of the services while corporate customers prepay a portion of service fees upon signing of the master contract, which is recorded as deferred revenue by the Group. All fees for services rendered are first charged against the corporate customer’s deferred revenues until it is entirely exhausted before the Group starts to invoice the corporate customers. The Group records accounts receivables from its corporate customers when the examination reports of the employees of corporate customers have been delivered or uploaded on line but the Group has not received remaining payments from the corporate customers.

When needed, the Group engages third-party providers to provide medical examination and disease screening services on behalf of the Group. The Group evaluates the services provided by third parties on behalf of the Group to determine whether to recognize the revenues on a gross or net basis. The determination is based upon an assessment as to whether the Group acts as a principal or agent when providing the services. All of the revenues involving third-party providers providing medical examination or disease screening services on behalf of the Group are currently accounted for on a gross basis since the Group is the primary obligor, has the latitude in establishing prices, discretion in third-party provider selection and the credit risks.

The Group also provides packages of bundled services principally comprising combinations of medical examination, disease screening, health consultation and medical concierge services to its corporate customers, which normally expire within one year from the date of purchase and does not include right of return. The Group allocates revenues from the sale of bundled services to each component using the relative selling price of each component based on the Group’s best estimate. Revenue recognition criteria for components included in the bundled services is identical to as if the components are sold on a standalone basis.

The Group recognizes revenue from dental services when the service is rendered and the service fee is collectable.

Before the enforcement of value-added taxes (“VAT”) policy, revenue was stated net of business tax and related surcharges. The Group recorded $2,692 and $910 business tax and related surcharges for the years ended March 31, 2016 and 2017, respectively, and $932 VAT related surcharges for the year ended March 31, 2018.

Value added tax ("VAT")

Value added tax (“VAT”)

On March 23, 2016, State Administration of Taxation launched Cai Shui [2016] No.36 (“Circular 36”), which takes effect starting May 1, 2016. In accordance with Circular 36, entities and individuals engaged in sales of services, intangible assets or real property within the territory of the People’s Republic of China are value-added taxpayers, and shall pay VAT rather than business tax (“BT”) according to these Measures. With the effect of Circular 36, Pilot Program is repealed.

Pursuant to Circular 36, VAT exemption applies to medical services where all of the following conditions should be satisfied: (1) The medical institutions have obtained the Practice License for Medical Institutions in accordance with the Administrative Regulations on Medical Institutions of the State Council; (2) Medical services include the services which are listed in the Specifications for Pricing Items of National Medical Services; and (3) The price of medical services shall not be higher than the guiding prices for medical services set by competent price departments at or above the prefecture (city) level. Circular 36 becomes effective from May 1, 2016. In accordance with Circular 36, the Group’s medical services is eligible for the aforesaid tax exemption conditions.

Non-monetary exchange

Non-monetary exchange

The Group occasionally exchanges medical examination services with advertising agencies for advertising credits. The amount of deferred revenues and prepaid expenses is based on the fair value of the medical examination services to be rendered which approximates the price the Group offers to the individual customers and is more readily determinable. The amounts of revenues recognized for non-monetary transactions were $1,767, $674, and $1,046 for the years ended March 31, 2016, 2017 and 2018, respectively. Direct costs attributable to the revenues have been immaterial.

Cost of revenues

Cost of revenues

Cost of revenues consist of expenditures incurred in the generation of the Group’s revenues, includes but not limited to salaries and welfare paid to physicians, nurses, purchase of medical consumables, depreciation and amortization, rental, and fees paid to third-party service providers.

Research and development expenses

Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for research and development personnel, and (ii) office rental, general expenses and depreciation and amortization expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the research and development of its information technology platform. Research and development expenses are expensed when incurred.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics up to the period ended March 31, 2017. The Group adopted ASU 2015-17 on April 1, 2017 and classified all deferred tax assets and liabilities as non-current as of March 31, 2018. The Group did not retrospectively apply the changes to prior years.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended March 31, 2016, 2017 or 2018, respectively.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the graded vesting attribution method over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share compensation expense to be recognized in future periods.

Share awards issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per common share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the period.

Diluted earnings per common share reflect the potential dilution that could occur if securities were exercised or converted into common shares. The Group has stock options, which could potentially dilute basic earnings per share. To calculate the number of shares for diluted income per share, the effect of the stock options is computed using the treasury stock method.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE entities located in the PRC are maintained in their local currencies, the RMB, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statement of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial positions into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss).

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), cumulative foreign currency translation adjustments, unrealized gain (loss) in available-for-sale investments (net of tax effect), and is reported in the consolidated statement of changes in equity.

Operating leases

Operating leases

Leases where the risks and rewards of ownership of assets primarily remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Newly issued accounting pronouncements adopted and not yet adopted

Newly adopted accounting pronouncements

In November 2015, the Financial Accounting Standards Board (“FASB”) issued a new pronouncement Accounting Standard Update (“ASU”) 2015-17 which changes how deferred taxes are classified on organizations’ balance sheets. The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. This ASU may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. At April 1, 2017, the Group adopted ASU 2015-17 on a prospective basis and accordingly, presented all deferred tax assets and liabilities as noncurrent in the accompanying consolidated balance sheet as of March 31, 2018.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The new guidance simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. All other provisions may be applied on a prospective or modified retrospective basis. For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Group adopted this standard on April 1, 2017 and has elected to account for forfeitures by applying an estimated forfeiture rate to share-based compensation expense rather than as they occur. The adoption did not have impact on the Group’s financial position or results of operations.

Newly issued accounting pronouncements not yet adopted

In May 2014, the FASB issued ASU 2014-09  “Revenue from Contracts with Customers (Topic 606).”ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration that a company expects to be entitled to in exchange for the goods or services. To achieve this principle, a company must apply five steps including identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when (or as) the company satisfies the performance obligations. Additional quantitative and qualitative disclosure to enhance the understanding about the nature, amount, timing, and uncertainty of revenue and cash flows is also required. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. In April 2016, the FASB issued ASU 2016-10, “Identifying Performance Obligations and Licensing.” ASU 2016-10 clarifies the following two aspects of ASU 2014-09: identifying performance obligations and licensing implementation guidance. The effective date of ASU 2016-10 is the same as the effective date of ASU 2014-09.

The Group expects to adopt ASU 2014-09 utilizing the modified retrospective method in the first quarter of fiscal year 2018. The Group has substantially completed an assessment of the impacts of the new standard to its existing portfolio of customer contracts. The Group does not believe the adoption of ASU 2014-09 would have a material effect on its current revenue recognition policies.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values, which should be applied prospectively. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In August 2016, the FASB issued new pronouncements ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendments in this ASU provide guidance on the following specific cash flow issues such as: (1) Contingent Consideration Payments Made After a Business Combination; (2) Distributions Received from Equity Method Investees. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. An entity that elect early adoption must adopt all of the amendments in the same period. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18: Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this ASU require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this AUS do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments in this ASU should be applied using a retrospective transition method to each period presented. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01: Business Combinations (Topic 805): Clarifying the Definition of a Business. The ASU requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated. If the screen is not met, the amendments in this ASU (1) require that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements. Public business entities should apply the amendments in this ASU to annual periods beginning after December 15, 2017, including interim periods within those periods. Early application of the amendments in this ASU is allowed. The amendments in this ASU should be applied prospectively on or after the effective date. No disclosures are required at transition. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this ASU on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity that is a SEC filer should adopt the amendments in this ASU for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.